Accruals and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accruals and other current liabilities
Salary and welfare payable	$ 30,597	$ 20,655
Professional service fee payables	5,558	625
Advertising and promotion fee payables	4,172	2,157
Cloud infrastructure and IT related services fee payables	3,110	1,705
Payment from depositary bank, current (2)	2,611
Tax payables	1,796	3,189
Sales return allowances	709
Membership fee to be refunded (1)	471	2,537
Product warranty	339	391
Others	1,484	479
Total accruals and other current liabilities	50,847	31,738
Other non-current liabilities
Payment from depositary bank, non-current (2)	8,484
Total accruals and other liabilities	$ 59,331	$ 31,738